Taxation (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Apr. 01, 2023	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Taxes [Abstract]
Tax expense		€ 14.9	€ 12.8	€ 32.9	€ 33.3
Applicable tax rate	2500.00%
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss		€ (0.2)	€ (0.9)	€ 18.2	€ 38.2